Equity-based participation plans for associates (Details 4) - Select North America Pure in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) year	Dec. 31, 2016 USD ($)
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at beginning of period	25.9	31.9
Weighted average exercise price of share options outstanding at beginning of period	$ 59.9	$ 60.2
Number of share options exercised or sold	(5.6)	(6.0)
Weighted average exercise price of share options exercised or sold	$ 59.9	$ 61.7
Number of share options outstanding at end of period	20.3	25.9
Weighted average exercise price of share options outstanding at end of period	$ 59.9	$ 59.9
Number of share options exercisable			20.3	25.9
Weighted average exercise price of share options exercisable			$ 59.9	$ 59.9
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Exercise price of outstanding share options			$ 79.9
Number of share options outstanding in share-based payment arrangement	20.3	31.9	20.3	25.9
Weighted average remaining contractual life of outstanding share options | year			3.7
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 59.9	$ 60.2	$ 59.9	$ 59.9
45-49
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	1.8
Weighted average exercise price of share options outstanding at end of period	$ 46.4
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	1.8		1.8
Weighted average remaining contractual life of outstanding share options | year			1.0
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 46.4		$ 46.4
50-54
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	2.1
Weighted average exercise price of share options outstanding at end of period	$ 53.7
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	2.1		2.1
Weighted average remaining contractual life of outstanding share options | year			2.0
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 53.7		$ 53.7
55-59
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	8.0
Weighted average exercise price of share options outstanding at end of period	$ 58.0
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	8.0		8.0
Weighted average remaining contractual life of outstanding share options | year			3.5
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 58.0		$ 58.0
65-69
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	8.4
Weighted average exercise price of share options outstanding at end of period	$ 66.1
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	8.4		8.4
Weighted average remaining contractual life of outstanding share options | year			5.0
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 66.1		$ 66.1